Segments	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segments	Segments
Marine Energy (acquired August 2021)

In August 2020, the Company announced its intention to transition away from dry bulk commodity transportation and towards marine based renewable energy. In July 2021, the Company completed its exit from the dry bulk commodity transportation business. Effective with the August 2021 acquisition of Seajacks, the Company’s sole business is principally engaged in the ownership, management and operation of five self-propelled jack up vessels primarily servicing the offshore wind turbine and oil and gas industries. The Company is organized into one operating segment, marine energy, through which the Company’s chief operating decision maker manages the Company’s business, assesses performance and allocates resources. Vessels are opportunistically marketed as multi-vessel solutions based upon market needs of all potential customers in all industries. They are marketed under a singular Seajacks brand name, and can be moved from one geographical area to another.
Certain of the corporate general and administrative expenses incurred by the Company are not attributable to any specific segment. Accordingly, these costs are not allocated to any of the Company’s segments and are included in the results below as “Corporate”.
The following schedule presents segment information about the Company’s operations for the six months ended June 30, 2023 and 2022 (in thousands).

	Marine Energy Segment	Corporate	Total
Six Months Ended June 30, 2023
Vessel revenue	$52,665	$—	$52,665
Vessel operating cost	37,400	—	37,400
Charterhire expense	—	—	—
Vessel depreciation	12,135	—	12,135
General and administrative expenses	6,336	12,953	19,289
Loss / write-down on assets held for sale	49,336	—	49,336
Interest income		1,684	1,684
Foreign exchange gain		1,476	1,476
Financial expense, net		(764)	(764)
Loss before taxes	$(52,542)	$(10,557)	$(63,099)

	Marine Energy Segment	Corporate	Total
Six Months Ended June 30, 2022
Vessel revenue	$83,720	$—	$83,720
Vessel operating cost	36,852	—	36,852
Vessel depreciation	12,460	—	12,460
General and administrative expenses	7,564	13,492	21,056
Interest income	—	11	11
Income from equity investment	—	47,197	47,197
Foreign exchange loss	—	(2,321)	(2,321)
Financial expense, net	—	(1,952)	(1,952)
Income before taxes	$26,844	$29,443	$56,287
Geographic Areas
The Company operates its marine energy business internationally, primarily in Europe and Asia. Please see Note 15, Revenues, for revenues attributed to geographic locations.
Marine Energy
The following schedule presents geographic information about the Company’s long-lived assets at June 30, 2023 and December 31, 2022 (in thousands):

Geographic Areas
	June 30, 2023	December 31, 2022
Europe:
United Kingdom	$—	$108,417
France	—	$—
Netherlands	285,502	$—
Total Europe	285,502	108,417
Asia:
Taiwan	118,424	291,561
Singapore	—	—
Japan	—	121,353
Total Asia	118,424	412,914
Total	$403,926	$521,331